Balances with Government Authorities - Schedule of Balances with Government Authorities (Details) - USD ($)		Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Current
Goods and service tax receivable		$ 4,220,938		$ 4,277,019		$ 3,962,822
Less: Impairment		(3,748,841)	[1]	(3,849,317)	[1],[2]		[2]
Balances with government authorities current				427,702		3,962,822
Non current
Goods and service tax receivable	[3]					196,483
Other tax receivables		$ 3,940		18,126		51,838
Balances with government authorities non current				$ 18,126		$ 248,321

[1]	During the year ended March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from substantial doubt about the utilization of the tax credits. As of December 31, 2024 the impairment amounts to $3,748,841.
[2]	As of March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from unlikely utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”).
[3]	Although these taxes are contractually available to the Company immediately, the Company has accounted for these credits as non-current based upon their expected utilization period.